Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of Other Long Term Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Long Term Assets [Line Items]
Intangible Assets and Goodwill	$ 139,955	$ 147,009
Long term pre-paid expenses	510	63
Total Other Long-Term Assets	$ 140,465	$ 147,072